Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Depreciation of all property and equipment, except for land, is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives as follows:

Computer and other equipment	4 years
Furniture and fixtures	4 years
Vehicles	4 years
Leasehold improvements	(*)
Right-of-use assets	(*)

Schedule of Useful Lives of Intangible Assets
The Group amortizes intangible assets with a definite useful life using the straight-line method over the following periods:

Software	1 ~ 3 years
Industrial property rights	10 years
Other intangible assets	1 ~ 5 years